ACQUISITIONS (Details 5) (USD $)	0 Months Ended
	Mar. 30, 2012 Eagle Operating, Inc.	May 03, 2011 Eagle Operating, Inc.	Apr. 02, 2012 Trans Tex Gas Services Eureka Hunter Holdings, LLC
Acquisitions
Common units acquired (in common units)			622,641
Fair value of total purchase price:
Business Acquisition, Cost of Acquired Entity, Total Enterprise Value			$ 400,000,000
Cash	50,974,000		46,047,000
Stock Issued During Period, Shares, Acquisitions	296,859	296,859
Common stock issued in connection with acquisition	1,902,000		12,453,000
Total	52,876,000		58,500,000
Amounts recognized for assets acquired and liabilities assumed:
Working capital			525,000
Equipment and other fixed assets			15,575,000
Other assets			1,306,000
Goodwill			30,602,000
Intangible assets			10,492,000
Total	$ 52,876,000		$ 58,500,000
Price of stock used to value stock issued in acquisition (in dollars per share)	$ 6.41	$ 6.41